Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund
CLASS A SHARES (TICKER KAUAX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)
INSTITUTIONAL SHARES (TICKER KAUIX)
Federated Hermes Kaufmann Large Cap Fund
CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)
Federated Hermes Kaufmann Small Cap Fund
CLASS A SHARES (TICKER FKASX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2023
1. The Board of Trustees of Federated Hermes Equity Funds, on behalf of Federated Hermes Kaufmann Fund, Federated Hermes Kaufmann Large Cap Fund and Federated Hermes Kaufmann Small Cap Fund (collectively, the “Funds”), has approved the replacement of Federated Equity Management Company of Pennsylvania (FEMCOPA) with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Funds’ Sub-Adviser. There are no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement. However, subsequent to the approval by the Board of Trustees of the replacement, the Fund was informed that one current portfolio manager would retire, as discussed below. Fed Global and FEMCOPA are affiliated, and each is a wholly-owned investment adviser subsidiary of Federated Hermes, Inc. Accordingly, under the section entitled “Fund Summary Information,” in order to reflect the Fund’s Adviser, effective August 1, 2024, please delete the first two sentences of the sub-section entitled “Fund Management” and replace them in their entirety with the following:
“The Fund’s Investment Adviser is Federated Global Investment Management Corp.”

2. Mr. Mark Bauknight, Senior Portfolio Manager, will retire from the Funds Adviser effective September 30, 2024, at which time references to and information regarding Mr. Bauknight will no longer be applicable. The other members of the management team will continue to manage the Funds.
June 20, 2024

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456812 (6/24)
© 2024 Federated Hermes, Inc.

Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund
CLASS A SHARES (TICKER KAUAX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)
INSTITUTIONAL SHARES (TICKER KAUIX)
Federated Hermes Kaufmann Large Cap Fund
CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)
Federated Hermes Kaufmann Small Cap Fund
CLASS A SHARES (TICKER FKASX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2023
1. The Board of Trustees of Federated Hermes Equity Funds, on behalf of Federated Hermes Kaufmann Fund, Federated Hermes Kaufmann Large Cap Fund and Federated Hermes Kaufmann Small Cap Fund (collectively, the “Funds”), has approved the replacement of Federated Equity Management Company of Pennsylvania (FEMCOPA) with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Funds’ Sub-Adviser. There are no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement. However, subsequent to the approval by the Board of Trustees of the replacement, the Fund was informed that one current portfolio manager would retire, as discussed below. Fed Global and FEMCOPA are affiliated, and each is a wholly-owned investment adviser subsidiary of Federated Hermes, Inc. Accordingly, please remove all references to the Sub-Adviser and note the following changes effective August 1, 2024.
a. Under the section entitled “Fund Summary Information,” in order to reflect the Fund’s Adviser, please delete the first two sentences of the sub-section entitled “Fund Management” and replace them in their entirety with the following:
“The Fund’s Investment Adviser is Federated Global Investment Management Corp.”
b. Please replace the section entitled “Who Manages the Fund?” with the following:
“The Board governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser is 101 Park Avenue, 41st Floor, New York, NY 10178. The address of FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $715.2 billion as of September 30, 2023. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.

The Adviser advises approximately 14 registered investment companies and also manages a variety of sub-advised, institutional and separately managed accounts (including non-U.S./offshore funds). The Adviser’s assets under management totaled approximately $13.6 billion as of December 31, 2023.”
c. In each Fund’s Statement of Additional Information, under the section entitled “How is the Fund Organized?” replace the last sentence of the section with the following:
“Effective August 1, 2024, The Fund’s investment adviser is Federated Global Investment Management Corp. (“Adviser”). Prior to August 1, 2024, Federated Equity Management Company of Pennsylvania was the Adviser to the Fund. Both the current Adviser and the former Adviser are wholly owned subsidiaries of Federated Hermes, Inc.”
d. In each Fund’s Statement of Additional Information, under the section entitled “Addresses” remove the Investment Adviser and Sub-Adviser sub sections and replace them with the following:
“Investment Adviser
Federated Global Investment Management Corp.
101 Park Avenue, 41st Floor
New York, NY 10178”
2. Mr. Mark Bauknight, Senior Portfolio Manager, will retire from the Funds Adviser effective September 30, 2024, at which time references to and information regarding Mr. Bauknight will no longer be applicable. The other members of the management team will continue to manage the Funds.
June 20, 2024

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456811 (6/24)
© 2024 Federated Hermes, Inc.